Registration No. 333-111099

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS PREMIER FIXED INCOME FUNDS

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

           This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement.

           (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-111099), filed on December 11, 2003.

This Post-Effective Amendment is being filed solely for the purpose to file Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

DREYFUS PREMIER FIXED INCOME FUNDS
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A, filed February 21, 2003.

Item 16	Exhibits. All references are to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A, filed February 21, 2003 (File No. 33-07172) (the "Registration Statement") unless otherwise noted.

(1)(a)	Registrant's Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed December 29, 1995.

(1)(b)	Articles of Amendment are incorporated by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed February 28, 2001.

(2)	Registrant's By-Laws, as amended are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed February 2, 2000.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Revised Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed August 14, 2002.

(7)(a)	Revised Distribution Agreement is incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed August 14, 2002.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed December 29, 2000.

(8)	Not Applicable.

(9)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed December 29, 1995.

(10)(a)	Revised Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed August 14, 2002.

(10)(b)	Revised Distribution Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed August 14, 2002.

(10)(c)	Revised Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed August 14, 2002.

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed February 2, 2000.

(11)(b)	Consent of Registrant's Counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consents of Independent Auditors.*

(15)	Not Applicable.

(16)	Power of Attorney.*

(17)(a)	Forms of Proxy.*

(17)(b)	The Bear Stearns Funds' Prospectuses and Statement of Additional Information dated August 1, 2003, as revised August 8, 2003 are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of The Bear Stearns Funds, filed on July 25, 2003 (File No. 33-84842).

_____________

*     Filed prevously.

**   Filed herein.

Item 17. (1)	Undertakings.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

           As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 24th day of May, 2004.

DREYFUS PREMIER FIXED INCOME FUNDS (Registrant) By: /s/ Stephen E. Canter Stephen E. Canter, President

Signatures	Title	Date

/s/ Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	5/24/04

/s/ James Windels* James Windels	Treasurer (Principal Accounting and Financial Officer)	5/24/04

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman	5/24/04

/s/ David W. Burke* David W. Burke	Board Member	5/24/04

/s/ Diane Dunst* Diane Dunst	Board Member	5/24/04

/s/ Rosalind Gersten Jacobs* Rosalind Gersten Jacobs	Board Member	5/24/04

/s/ Jay I. Meltzer* Jay I. Meltzer	Board Member	5/24/04

/s/ Daniel Rose* Daniel Rose	Board Member	5/24/04

/s/ Warren B. Rudman* Warren B. Rudman	Board Member	5/24/04

/s/ Sander Vanocur* Sander Vanocur	Board Member	5/24/04

*By: /s/ John Hammalian
         John Hammalian
         Attorney-in-Fact

Exhibit Index

(12)   Opinion and Consent of Counsel regarding tax matters.